Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Consolidated Statements of Income for the three and six months ended June 30, 2018 and 2017 (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$178	$422	$681	$753

Other revenues—affiliate
Terminal Marine Services Agreement	—	—	—	1

Operating and maintenance expense—affiliate
Services Agreements	30	21	56	39

General and administrative expense—affiliate
Services Agreements	17	23	35	45